FINANCIAL DEBT WITH THIRD PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Non-current Senior Secured Notes	$ 488,389	$ 493,701
Non-current Bank Borrowing	358	1,420
Non-current lease liabilities	110,515	99,515
Total non-current	599,262	594,636
Current senior Secured Notes	15,556	11,910
Super Senior Credit Facility	25,027	30,038
Bank borrowing	33,117	38,055
Current lease liabilities	45,317	53,184
Total current	119,017	133,187
TOTAL DEBT WITH THIRD PARTIES	$ 718,279	$ 727,823